SCHEDULE OF BUSINESS COMBINATION (Details) - Jupiter Wellness Acquisition Corp [Member]	6 Months Ended
Jun. 30, 2025 shares
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	5,345,321
Legacy Chijet [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	5,071,010
JWACs Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	43,353
JWAC Public Shares Converted [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	57,500
JWAC Sponsor Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	115,000
Shares Issued to Private Placed Shareholders [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	50,125
Exercise of Greentree Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	8,333